Current and Deferred Taxes (Details) - Schedule of Effect of Deferred Taxes on Comprehensive Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Debt instruments at FVOCI	$ 19,158	$ 30,150
Cash flow hedges	21,006	24,599
Total deferred tax assets recognised through other comprehensive income	40,164	54,749
Deferred tax liabilities
Debt instruments at FVOCI	(1,025)	(5,919)
Cash flow hedges	0	(47,391)
Total deferred tax liabilities recognised through other comprehensive income	(1,025)	(53,310)
Net deferred tax balances in equity	39,139	1,439
Deferred taxes in equity attributable to shareholders of the Bank	39,639	1,938
Deferred tax in equity attributable to non-controlling interests	$ (500)	$ (499)